Taxes on Income (Details 1) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Taxes on Income [Abstract]
Within non-current assets	₪ 20	$ 6	₪ 15
Within non-current liabilities	(2,639)	$ (761)	(3,809)
Total Deferred Taxes	₪ (2,619)		₪ (3,794)	₪ (4,556)	₪ (3,540)